Share-Based Compensation - Schedule of Common Shares Issued to Consultants and the Related Fair Value at Issuance (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Shares Issued to Consultants and the Related Fair Value at Issuance [Line Items]
Number of shares, Beginning balance		45,387	67,795
Weighted average grant- date fair value per share, Beginning balance		$ 1.53	$ 1.72
Number of shares, Ending balance			45,387
Weighted average grant- date fair value per share, Ending balance			$ 1.53
Number of shares, Granted
Weighted average grant- date fair value per share, Granted
Number of shares, Vested		(45,387)	(9,624)
Weighted average grant- date fair value per share, Vested		$ 1.53	$ 1.53
Number of shares, Cancelled			(12,783)
Weighted average grant- date fair value per share, Cancelled			$ 2.99